CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Common Stock [Member]		Additional Paid-in Capital [Member]	Receipts on Account Shares [Member]	Accumulated Deficit During Development Stage [Member]	Total
Balance at Oct. 06, 2004	$ 0		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Oct. 06, 2004	0
Issuance of shares	187		3,406	0	0	3,593
Issuance of shares (in shares)	9,977,700
Share based compensation	0		119	0	0	119
Net loss	0		0	0	(2,479)	(2,479)
Balance at Dec. 31, 2005	187		3,525	0	(2,479)	1,233
Balance (in shares) at Dec. 31, 2005	9,977,700
Share based compensation	0		69	0	0	69
Net loss	0		0	0	(1,769)	(1,769)
Balance at Dec. 31, 2006	187		3,594	0	(4,248)	(467)
Balance (in shares) at Dec. 31, 2006	9,977,700
Issuance of shares	40		3,051	0	0	3,091
Issuance of shares (in shares)	2,000,000
Share based compensation	0		448	0	0	448
Waiver of related party shares	(22)		22	0	0	0	[1]
Waiver of related party shares (in shares)	(1,070,000)
Net loss	0		0	0	(3,132)	(3,132)
Balance at Dec. 31, 2007	205		7,115	0	(7,380)	(60)
Balance (in shares) at Dec. 31, 2007	10,907,700
Issuance of shares	1		68	0	0	69
Issuance of shares (in shares)	42,996
Share based compensation	0		168	0	0	168
Net loss	0		0	0	(1,435)	(1,435)
Balance at Dec. 31, 2008	206		7,351	0	(8,815)	(1,258)
Balance (in shares) at Dec. 31, 2008	10,950,696
Issuance of shares	7		492	0	0	499
Issuance of shares (in shares)	410,097
Share based compensation	0		70	0	0	70
Net loss	0		0	0	(1,012)	(1,012)
Balance at Dec. 31, 2009	213		7,913	0	(9,827)	(1,701)
Balance (in shares) at Dec. 31, 2009	11,360,793
Issuance of shares	3		309	0	0	312
Issuance of shares (in shares)	200,778
Receipts on account of shares	0		0	60	0	60
Net loss	0		0	0	(675)	(675)
Balance at Dec. 31, 2010	216		8,222	60	(10,502)	(2,004)
Balance (in shares) at Dec. 31, 2010	11,561,571
Issuance of shares	9		981	(60)	0	930
Issuance of shares (in shares)	522,026
Share based compensation	0		140	0	0	140
Receipts on account of shares	0		0	75	0	75
Exercise of stock options	0	[1]	0	0	0	0	[1]
Exercise of stock options (in shares)	15,000
Director fee waiver	0		73	0	0	73
Expiration of deferred shares and liability related to stock options	0		420	0	0	420
Net loss	0		0	0	(2,119)	(2,119)
Balance at Dec. 31, 2011	225		9,836	75	(12,621)	(2,485)
Balance (in shares) at Dec. 31, 2011	12,098,597
Issuance of shares	20		1,992	(75)	0	1,937
Issuance of shares (in shares)	1,254,933
Share based compensation	0		450	0	0	450
Receipts on account of shares				118		118
Expiration of deferred shares	0		128	0	0	128
Issuance of shares granted to service provider	0	[1]	25	0	0	25
Issuance of shares granted to service provider (in shares)	16,279
Classification of warrants from liability to equity as a result of modification	0		35	0	0	35
Classification of warrants from liability to equity as a result of expiration of most favored nation terms	0		141	0	0	141
Conversion of trade payables into warrants	0		309	0	0	309
Beneficial conversion feature related to convertible notes	0		250	0	0	250
Deemed dividend related to warrants' modification	0		33	0	(33)	0
Net loss	0		0	0	(4,268)	(4,268)
Balance at Dec. 31, 2012	$ 245		$ 13,199	$ 118	$ (16,922)	$ (3,360)
Balance (in shares) at Dec. 31, 2012	13,369,809

[1]	Represents an amount lower than $ 1.